Short-term Loans	12 Months Ended
Dec. 31, 2023
Short-term Loans
Short-term Loans

10.Short-term Loans

The Group obtained bank credit facilities totaling RMB102.6 million and unused credit line amount was RMB102.6 million as of December 31, 2023.

As of December 31, 2022 and 2023, the loans obtained by the Group under these bank facilities have maturity dates that are less than six months and the weighted average interest rate for the outstanding loans was 4.6% and nil, respectively.

As of December 31, 2022 and 2023, the balance of short-term loans was RMB73.8 million and nil, respectively.